PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

UPDATING SUMMARY PROSPECTUS
Dated May 1, 2026

This Updating Summary Prospectus describes Principal® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/InvestPlusReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to https://www.annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Security and Exchange Commission’s (“SEC”) staff and is available at https://www.Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.

At the time You purchased the Contract, You had the option of adding a Premium Payment Credit Rider. We have highlighted in gray the portions of this Updated Summary Prospectus pertaining to that rider.

Updating Summary Prospectus Contents

Special Terms	2
Updated Information about Your Contract	4
Key Information Table	5
Appendix: Investment Options Available Under the Contract	10

SPECIAL TERMS
The terms defined below are used throughout this Prospectus.
Accumulated Value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account Divisions.
Anniversary(ies) – the same date and month of each year following the Contract Date.
Annuitant – the person, including any Joint Annuitant, on whose life the annuity benefit payment is based. This person may or may not be the Owner.
Annuitization Date – the date all of the Owner’s Accumulated Value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the Transfer of money among Your Separate Account Divisions on a set schedule to maintain a specified percentage in each Separate Account Division.
Contract Date – the date that the Contract is issued and which is used to determine Contract Years.
Contract Year – the one-year period beginning on the Contract Date and ending one day before the contract Anniversary and any subsequent one-year period beginning on a contract Anniversary (for example, if the Contract Date is June 5, 2010, the first Contract Year ends on June 4, 2011, and the first contract Anniversary falls on June 5, 2011).
Data Page – that portion of the Contract which contains the following: Owner and Annuitant data (names, gender, Annuitant age); the Contract issue date; maximum Annuitization Date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract Owner.
Dollar Cost Averaging Plus (DCA Plus) Account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Investment Options – the DCA Plus Accounts, Fixed Account and Separate Account Divisions.
Joint Annuitant – an Annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the Annuitant means the death of the first Annuitant to die.
Joint Owner – an Owner who has an undivided interest with the right of survivorship in this Contract with another Owner. Any reference to the death of the Owner means the death of the first Owner to die.
Owner – the person, including Joint Owner, who owns all the rights and privileges of this Contract.
Premium Payment(s) – the gross amount You contributed to the Contract.
Qualified Plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Separate Account Division (Division(s)) – a part of the Separate Account which invests in shares of an Underlying Mutual Fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account Division Value – the sum of all divisions’ values; each division’s value is determined by multiplying the number of Units in that division by the Unit Value of that division.
Surrender – the withdrawal of all or part of the Accumulated Value of Your Contract.
Surrender Charge – the charge deducted upon certain partial Surrenders or total Surrender of the Contract before the Annuitization Date.
Transfer – moving all or a portion of Your Accumulated Value to or from one investment option or among several Investment Options. All Transfers initiated during the same Valuation Period are considered to be one Transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
Unit – the accounting measure used to determine Your proportionate interest in a division.
Unit Value – a measure used to determine the value of an investment in a division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period – the period of time from one determination of the value of a Unit of a division to the next. Each Valuation Period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each Valuation Date and ends at the close of normal trading of the NYSE on the next Valuation Date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the Owner of this Contract, including any Joint Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since You entered into Your Contract.
The Investment Plus Variable Annuity GMWB Exchange Offer (“GMWB Exchange Offer”) will no longer be available for new exchanges with applications signed July 1, 2025 and later.
Underlying Mutual Funds

•Prior to July 28, 2025, the name of the Quality Equity Portfolio was the AMT Sustainable Equity Portfolio.
•Prior to December 1, 2025, the name of the Nomura VIP Small Cap Value Series was the Macquarie VIP Small Cap Value Series.
•Prior to April 30, 2026, the name of the MFS International Intrinsic Equity Portfolio was the MFS ® International Intrinsic Value Portfolio.
•On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
•On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
•Prior to May 1, 2026, the name of the TOPS ® Aggressive Growth ETF Portfolio was the TOPS ® Aggressive Growth ETF Portfolio.
•    Prior to May 1, 2026, the name of the TOPS ® Moderately Aggressive ETF Portfolio was the TOPS ®
Growth ETF Portfolio.
Prior to May 1, 2026, the name of the TOPS ® Moderate ETF Portfolio was the TOPS ® Moderate Growth
ETF Portfolio.
•Prior to May 1, 2026, the name of the Columbia Variable Small Cap Value Discovery Fund was the Columbia Variable Portfolio Small Cap Value Fund.

The Guggenheim Investments VIF Global Managed Futures Strategy Fund is no longer available for investment.
For more information on the available underlying funds, please see the funds' prospectuses at the following website: https://www.principal.com/InvestPlusReport.
KEY INFORMATION TABLE

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN EXPANDED PROSPECTUS

Are there Charges or Adjustments for Early Withdrawals?
Yes. If you did not elect the Premium Payment Credit Rider and you withdraw money from your Contract within 7 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6%. For example, if you make an early withdrawal within 7 contract years of making a purchase payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

If you elected the Premium Payment Credit Rider and you withdraw money from your Contract within 9 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% . For example, if you make an early withdrawal within 9 contract years of making a purchase payment , you could pay a surrender charge of up to $8,000 on a $100,000 investment.

Losses due to surrender charges will be greater if there are also taxes and tax penalties.
				4. FEE TABLE 7. CHARGES - Deferred Sales Load ("Surrender Charge")
Are There Transaction Charges?
Yes.In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
				7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses?
Yes.The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
				4. FEE TABLE 7. CHARGES APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base contract[1]	1.34%	1.40%
	2. Underlying mutual fund fees and expenses[2]	0.20%	2.50%
	3. Optional benefits available for an additional charge	0.60% [3]	2.00% [4]

1    This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2    As a percentage of the average net underlying mutual fund assets.

3    We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
4    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life (or Investment Back, as applicable) withdrawal benefit base.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,424	HIGHEST ANNUAL COST $4,321
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is this a Short Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes, and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last premium payment (9 years if you have the Premium Payment Credit Rider). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the divisions of the Separate Account) .

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the available investment options underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations – If you purchased a Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider at the time you purchased your Contract, the underlying mutual funds available to you as investment options under the Contract will be limited.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional, or your financial professional's firm, certain investment options may not be available.

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT – Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•The following were optional benefits that may have been available for purchase at the time you purchased your Contract: the Premium Payment Credit Rider; the Principal Income Builder 3 (“PIB 3”) or Principal Income Builder 10 (“PIB 10”), both of which are GMWB riders; Enhanced Death Benefit rider; GMWB 1 rider, GMWB 2-SL Rider or GMWB 2-SL/JL Rider (all three of which were earlier types of GMWB riders) .
Having the Premium Payment Credit Rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
Having a GMWB rider: limits your underlying investment options; restricts your ability to terminate the rider until the 5th Contract anniversary; and, if you take excess withdrawals, you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

	TAXES	LOCATION IN EXPANDED PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
How are Financial Professional's Compensated?
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
7. CHARGES - Distribution of the Contract 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange my Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at https://www.principal.com/InvestPlusReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations in the Expanded Prospectus.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2,6]	Alliance Bernstein L.P.	0.90%	4.80%	-0.44%	11.26%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 2	Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,2,17]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%

Large Blend	American Funds Insurance Series® Growth-Income Fund Class 2	Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1,2]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1,2]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]	BlackRock Advisors, LLC/BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [1,2]	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%

Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,18]	Columbia Management Investment Advisers, LLC	0.66%	6.00%	1.90%	2.94%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%
Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB	Equitable Investment Management Group, LLC/AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%

Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC	0.71%	18.75%	12.23%	11.32%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Growth Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	14.63%	13.42%	17.16%

Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%

Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%
Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%

Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.25%	4.13%	3.10%	2.03%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%

Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1,2]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]	Templeton Asset Management, Ltd.	0.85%	15.56%	-1.05%	-0.25%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Institutional Shares [1,2]	Goldman Sachs Asset Management, L.P.	0.81%	9.39%	10.05%	10.02%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Institutional Shares [1,2]	Goldman Sachs Asset Management, L.P.	0.81%	16.14%	10.47%	10.84%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.9%	16.50%	3.68%	6.22%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Standard Class II 2,7	Lincoln Financial Investments Corporation	0.79%	6.72%	5.16%	11.47%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%

Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Ultra Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.90%	12.67%	11.52%	17.00%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [2]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [2]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [2]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio [2,11] Service Class [1]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [2,7,9]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Ivy Variable Insurance Portfolios/Nomura VIP Small Cap Value Series Service Class [1,10]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%

Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,14]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%
Moderately Aggressive Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,15]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [3,16]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [2]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%

Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1,2]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 2 [3]	Principal Global Investors, LLC	0.49%	12.09%	5.66%	7.27%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,13]	Principal Global Investors, LLC	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Account Class 2 [3]	Principal Global Investors, LLC	0.49%	13.86%	7.60%	8.90%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,12]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Income Account Class 2 [3]	Principal Global Investors, LLC	0.48%	10.38%	3.74%	5.61%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [7]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [7]	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [7]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [7]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1 [7]	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1 [7]	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1 [7]	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1 [7]	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1 [3]	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1 [3]	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	1.00%	13.26%

Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%
Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%
Large Growth	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II Class II	T. Rowe Price	1.00%	18.43%	11.41%	15.25%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio - II Class II [6]	T. Rowe Price	1.11%	17.80%	3.86%	8.70%
Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.
5. This Fund may not be available through all broker-dealers.
6. This Fund is closed to new investors with an application signature date of February 1, 2013, and after.
7. This Fund is closed to new investors with an application signature date of May 18, 2013, and after.

8. This fund is closed to new investors with an application signature date of June 1, 2015, and after.
9. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
10. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
11. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
12. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
13. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
14. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
15. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
16. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
17. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Small Capitalization Fund.
18. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

Fixed Options

These are the fixed interest options currently available under the Contract. We may change the features of the fixed interest options listed below, offer new fixed interest options, and terminate existing fixed interest options. We will provide you with written notice before doing so. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Fixed Account in the Expanded Prospectus.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%
DCA Plus Accounts	N/A	3.00%

GMWB Investment Restrictions

If You have a GMWB rider in force with Your Contract, Your Investment Options may be limited to the following Underlying Mutual Funds:
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account and
•Diversified Income Account.

Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)
•GMWB Self-Build Model A;
•GMWB Self-Build Model B;
•GMWB Self-Build Model C;
•GMWB Self-Build Model D;
•Principal LifeTime 2020 Account;
•Principal LifeTime 2030 Account;*
•Principal LifeTime Strategic Income Account;
•Strategic Asset Management Balanced Portfolio;
•Strategic Asset Management Conservative Balanced Portfolio; or
•Strategic Asset Management Flexible Income Portfolio.
*    Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations; and (4) Transfers under Your Contract, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires You to allocate Your Separate Account Division Value and Premium Payments in specified percentages among asset classes and provides You limited ability to select the Separate Account Divisions that You wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If You are invested in a GMWB Self-Build Model, You are directing us to allocate Your Separate Account Division Value and Premium Payments according to the allocation percentages You have set. In addition, You are directing us to automatically rebalance Your Separate Account Division Value each calendar quarter to match the allocation percentages You set in Your GMWB Self-Build Model. The sum of the percentages that You allocate to the Separate Account Divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages You invest in all the asset classes must equal 100% of Your Separate Account Division Value.
You may Transfer among the divisions within an asset class or sub-class as long as Your allocations for that asset class or sub-class equal the percentage established by Your chosen GMWB Self-Build Model, and You adhere to the Transfer provisions of Your Contract. We currently do not charge a fee for a Transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest Your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for You.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account Divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to You if You Transfer out of a GMWB Model and wish to Transfer back to that model.
In maintaining a GMWB Self-Build Model, You should consider Your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask Your financial representative for assistance in maintaining a model and choosing among the Separate Account Divisions available under that model. To discuss whether Your selections remain appropriate for Your needs, contact Your financial professional.

GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires You to allocate Your Separate Account Division Value and Premium Payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If You are invested in a GMWB Select Model, You are directing us to allocate Your Premium Payments and Separate Account Division Value according to the allocation percentages shown in the chart above. In addition, You are directing us to automatically rebalance the Separate Account Division Value each calendar year to match the allocation percentages of Your chosen GMWB Select Model.

EDGAR Contract Identifier: C000004193